Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended
	September 30, 2020	September 30, 2019
Cash paid for operating leases	$12,091	$5,683
Operating lease right-of-use assets recognized for new operating leases	$37,026	$—

Supplemental cash flow information related to leases was as follows at December 31 (in thousands):

2019
Cash paid for operating leases	$8,000
Operating lease right-of use assets recognized upon adoption of ASU 2016-02	$76,000
Operating lease right-of-use assets recognized for new operating leases	$6,300

Schedule of Additional Supplemental Flow Information Related to Leases

Additional supplemental information related to leases was as follows:

	September 30, 2020	December 31, 2019
Weighted average remaining lease term of operating leases	14.1 years	16 years
Weighted average discount rate of operating leases	6%	6%

Additional supplemental information related to leases was follows:

2019
Weighted average remaining lease term of operating leases	16 years
Weighted average discount rate of operating leases	6%

Schedule of Future Minimum Rental Payments Under Long Term Leases

The maturities of the Company’s operating lease liabilities are summarized below (in thousands):

As of September 30,	Amounts
2021	18,006
2022	18,216
2023	13,785
2024	10,695
2025	10,708
Thereafter	123,020

Total lease payments	194,430
Less imputed interest	(71,991)

Total	$122,439

The maturities of the Company’s operating lease liabilities at December 31, 2019 are summarized below (in thousands):

Year Ending December 31,	Amounts
2020	$11,543
2021	11,134
2022	10,669
2023	7,894
2024	7,894
Thereafter	106,661

Total lease payments	155,795
Less imputed interest	(64,015)

$91,780

Future minimum rental payments under long-term leases are as follows at December 31, 2018 (in thousands):

Year Ending December 31,	Amounts
2019	$8,678
2020	7,930
2021	7,878
2022	7,853
2023	7,853
Thereafter	109,448

$149,640

Schedule of Future Minimum Rental Payments Under Long Term Leases

Future minimum rental payments under long-term leases are as follows at December 31, 2018 (in thousands):

Year Ending December 31,	Amounts
2019	$8,678
2020	7,930
2021	7,878
2022	7,853
2023	7,853
Thereafter	109,448

$149,640